Segment information - Revenue by geographical area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by geographical area
Revenue	€ 266,765	€ 256,127	€ 232,023
United States of America
Revenue by geographical area
Revenue	108,584	90,350	79,380
Americas other than USA
Revenue by geographical area
Revenue	6,516	7,049	7,544
Belgium
Revenue by geographical area
Revenue	6,564	8,265	7,407
Germany
Revenue by geographical area
Revenue	34,963	33,172	30,039
France
Revenue by geographical area
Revenue	17,355	19,053	16,237
Switzerland
Revenue by geographical area
Revenue	19,710	20,780	16,918
United Kingdom
Revenue by geographical area
Revenue	15,634	15,153	11,062
Italy
Revenue by geographical area
Revenue	8,387	11,412	8,124
Netherlands
Revenue by geographical area
Revenue	7,924	7,977	6,621
Other Europe
Revenue by geographical area
Revenue	23,051	22,928	28,731
Asia Pacific
Revenue by geographical area
Revenue	€ 18,077	€ 19,988	€ 19,960